Trade receivables and contract assets - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,724
At period end	2,724	$ 2,724
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,724	2,719
Charge for the period	0	47
Utilized amounts	0	0
Unutilized amounts	0	(42)
At period end	$ 2,724	$ 2,724